Note 11 - Finance Expenses and Income - Interest Expense (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Financial instruments measured at amortized cost	R$ (466.0)	R$ (776.0)	R$ (520.9)
Financial instruments at fair value through profit or loss	(965.8)	(1,010.6)	(993.4)
Total	R$ (1,431.8)	R$ (1,786.6)	R$ (1,514.3)